Offerings	May 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2028
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,047,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,679.17
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $1,748,487,500.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,905,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,535.46
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,535,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,478.81